COMMITMENTS AND CONTINGENCIES - Future Minimum Rental Payments (Details) - Administrative and marketing office space $ in Millions	Dec. 31, 2021 USD ($)
Future minimum retail payments required under operating leases
2022	$ 7
2023	4
2024	4
2025	2
2026	1
Thereafter	$ 8